Employee Benefits - Summary of Cost Recognized in Net Profit in Statement of Comprehensive Income Apportioned (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Cost	$ 10,165	$ 9,981	$ 9,729
Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	39	37	34
Gratuity | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	35	34	31
Gratuity | Sales and Marketing Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	3	2	2
Gratuity | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	1	1	1
Pension
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	6	2	5
Pension | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	6	2	5
Superannuation
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	61	62	60
Superannuation | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	55	56	55
Superannuation | Sales and Marketing Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	4	4	3
Superannuation | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	2	2	2
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	156	152	148
Provident Fund | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	141	137	134
Provident Fund | Sales and Marketing Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	10	10	9
Provident Fund | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	5	5	5
Employee Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Cost	10,165	9,981	9,729
Employee Benefit Cost | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Cost	9,151	8,998	8,826
Employee Benefit Cost | Sales and Marketing Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	677	656	598
Employee Benefit Cost | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	$ 337	$ 327	$ 305